INCOME TAX	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 20 - INCOME TAX

BVI

Hollysys, and its subsidiaries, GTH and Clear Mind, are incorporated in the BVI and are not subject to income tax under the relevant jurisdiction.

Singapore

HAP, CCPL and CEPL, the Company’s wholly owned subsidiaries incorporated in Singapore, are subject to Singapore corporate tax rate of 17% on the assessable profits arising from Singapore.

Malaysia

CESB, the Company’s wholly owned subsidiary incorporated in Malaysia, is subject to Malaysia corporate income tax rate of 25% on the assessable profits arising from Malaysia.

Dubai

CCPL Dubai, the Company’s wholly owned subsidiary, is a tax exempt company incorporated in Dubai, and no tax provision has been made for the year ended June 30, 2012.

Hong Kong

World Hope and CSHK, the Company’s wholly owned subsidiaries incorporated in Hong Kong, are subject to Hong Kong corporate income tax at a rate of 16.5% on the assessable profits arising from Hong Kong. No provision for Hong Kong profits tax has been made in the statements of comprehensive income as there were no assessable profits arising from Hong Kong for the year ended June 30, 2012.

PRC

The Company’s subsidiaries incorporated in PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as adjusted in accordance with relevant PRC income tax laws. The standard statutory tax rate of PRC EIT is 25% effective from calendar year ended December 31, 2008. All PRC subsidiaries applied the standard statutory tax rate except the following subsidiaries.

Beijing Hollysys

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) for the three years commencing January 1, 2008, and for another three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Beijing Hollysys is 15% for the calendar years ended December 31, 2008 to 2013.

Hangzhou Hollysys

Hangzhou Hollysys was certified as a “Qualified Software Development Enterprise” for the calendar years ended December 31, 2009 and 2010, and was entitled to a concessionary EIT rate of 10% which was granted by relevant authorities discretionarily on an annual basis. In 2011, Hangzhou Hollysys was certified as a HNTE for the three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Hangzhou Hollysys was 10% for the calendar years ended December 31, 2008, 2009, and 2010, and 15% for the calendar years ended December 31, 2011, 2012, and 2013.

Hollysys A&D

Hollysys A&D is registered in a high-technology zone located in Beijing and was certified as a “Software Enterprise” for the calendar years ended December 31, 2009 and 2010. Therefore, Hollysys A&D was entitled to tax holidays of 100% exemption of income tax for two years followed by 50% exemption of income tax for the next three years after the first profitable calendar year, which was the calendar year ended December 31, 2010, provided the successful renewal of the “Software Enterprise” certificate. In accordance with the EIT law, the EIT tax rate applicable to Hollysys A&D for the calendar years ended December 31, 2009 and 2010 is therefore 25% and 0% respectively. For the calendar years ended December 31, 2011, and 2012, Hollysys A&D didn’t get the certification of “Software Enterprise” or any other certifications with any tax preference, and applies the standard statutory tax rate of 25%.

The Company’s income before income taxes consists of:

	Year Ended June 30,
	2010	2011	2012

PRC	$37,710,514	$49,016,069	$70,490,625
Non-PRC	(2,491,090)	(1,106,988)	(3,564,560)

	$35,219,424	$47,909,081	$66,926,065

Income tax expense, most of which is incurred in the PRC, consists of:

	Year Ended June 30,
	2010	2011	2012

Current income tax expense	$8,540,774	$7,634,494	$8,828,453
Deferred income tax (benefit) expense	(877,341)	(1,190,527)	1,523,865

	$7,663,433	$6,443,967	$10,352,318

The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year Ended June 30,
	2010	2011	2012

Income before income taxes	$35,219,424	$47,909,081	$66,926,065

Expected income tax expense at statutory tax rate in PRC	8,804,856	11,977,270	16,731,517
Effect of different tax rates in various jurisdictions	15,555	15,070	417,565
Effect of preferential tax treatment	(4,989,382)	(5,768,020)	(6,551,269)
Effect of income for which no income tax is chargeable	(1,394,901)	(1,792,868)	(3,705,244)
Effect of additional deductible research and development expense	(197,472)	(860,736)	(1,690,928)
Effect of non-deductible expenses	883,415	882,370	4,399,717
Under/(over) provision of income tax in previous years	(86,171)	792,662	(400,446)
Change in valuation allowance	63,397	149,420	-
Utilization of tax loss previously not recognized	-	(40,019)	-
Effect of deemed profit arisen in re-organization	1,372,299	-	-
Withholding tax on capital repayment	3,082,100	1,077,377	-
Share of net gains of equity investees	-	-	1,222,667
Others	109,737	11,441	(71,261)

Income tax expenses	$7,663,433	$6,443,967	$10,352,318

Had all the above tax holidays and concessions not been available, the tax charge would have been higher by $4,989,382, $5,768,020, and $6,551,269 and the basic net income per share would have been lower by $0.10, $0.11 and $0.12 for the years ended June 30, 2010, 2011 and 2012 respectively, and diluted net income per share for the years ended June 30, 2010, 2011 and 2012 would have been lower by $0.10, $0.10 and $0.12, respectively.

In February 2010, Hollysys re-organized the group structure of its PRC wholly owned subsidiaries (the “Group Re-organization”). GTH and Beijing Hollysys, each held 60% and 40% equity interest of Hangzhou Hollysys respectively, transferred the equity interest of 20% and 40% of their equity interest of Hangzhou Hollysys, respectively to Hollysys Group on February 3, 2010. As a result, GTH and Beijing S&T held 40% and 60% equity interest of Hangzhou, without any change in the effective interest held by the Company before and after the equity transfer.

Prior to the equity transfer, on February 1, 2010, the board of directors of Hangzhou Hollysys approved the resolution of a dividend declaration amounting to RMB 513,273,305 (equivalent to $75,242,672), on a one-off basis, among which RMB 205,309,322 (equivalent to 30,098,269) was distributable to Beijing Hollysys, and RMB 307,963,983 (equivalent to $45,147,403) distributable to GTH.

Pursuant to the EIT Law, Hangzhou Hollysys, a foreign investment enterprise, is obligated to withhold income tax on dividends paid-out to GTH, a foreign enterprise and non-resident, for earnings retained after January 1, 2008. Out of the total dividends of RMB 307,963,983 (equivalent to $45,147,403) distributable to GTH, RMB 210,239,304 (equivalent to $30,821,002) was retained after January 1, 2008. As a result, Hangzhou Hollysys withheld RMB 21,023,930 (equivalent to $3,082,100) of income tax for the dividends distributable to GTH based on a tax rate of 10% in accordance with the PRC EIT for the year ended June 30, 2010.

Hangzhou Hollysys is also obligated to withhold the income tax for the gain on disposal of equity interest. Pursuant to PRC EIT Law, the consideration for the equity transfer should be based on fair value for taxation purposes. The Company engaged a third party valuer, to value the equity interest of Hangzhou Hollysys as of February 3, 2010, the date of transfer. The fair value of the equity interest in Hangzhou was determined to be RMB 236,230,997 (equivalent to $34,901,237).

As a result, Hangzhou Hollysys withheld RMB 2,326,420 (equivalent to $341,052) of income tax for GTH in respect of the gain on disposal of equity interest based on a tax rate of 10% in accordance with the PRC EIT law. Beijing Hollysys accrued RMB 7,020,648 (equivalent to $1,029,224) of income tax in respect of the gain on disposal of equity interest based on Beijing Hollysys’ applicable EIT rate. Total income tax expense for the deemed profit arising from the Group Re-organization of $1,372,299 was incurred during the year ended June 30, 2010.

In January 2011, the Company determined to carry out another group re-structuring, where Hollysys Group transferred the equity interest of 60% equity interest of Hangzhou Hollysys to Beijing Hollysys. Before the execution of the equity transfer, the board of directors of Hangzhou Hollysys approved a resolution to declare a dividend of RMB 178,537,603 (equivalent to $26,934,436), on a one-time basis, of which RMB 107,122,562 (equivalent to $16,160,662) was distributable to Hollysys Group, and RMB 71,415,041 (equivalent to $10,773,774) was distributable to GTH. As a result, Hangzhou Hollysys withheld RMB 7,141,504 (equivalent to $1,077,377) in income tax for the dividends distributable to GTH based on the tax rate of 10% in accordance with the PRC EIT law for the year ended June 30, 2011.

The temporary differences that have given rise to the deferred tax liabilities consist of the following:

	June 30,
	2011	2012
Deferred tax assets-current
Allowance for doubtful accounts	$1,811,353	$2,477,942
Inventory provision	242,891	404,846
Long-term assets	154,208	74,169
Deferred revenue	3,818,665	3,315,688
Warranty liabilities	416,429	539,189
Recognition of intangible assets	257,225	326,552
Accrued payroll	802,344	511,593
Net operating loss carry forward	684,085	700,979
Less: Valuation allowances	(631,775)	-
Total deferred tax assets-current	7,555,425	8,350,958

Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(5,533,959)	(7,590,901)
Others	-	(358,296)
Total deferred tax liabilities-current	(5,533,959)	(7,949,197)

Net deferred tax assets-current	2,021,466	772,061
Net deferred tax liabilities-current	$-	$(370,300)

Deferred tax assets, non-current
Long-term assets	302,998	495,865
Deferred revenue	231,030	381,596
Recognition of intangible assets	457,468	573,710
Total deferred tax assets-non-current	$991,496	$1,451,171

Deferred tax liabilities-non-current
Share of net gains of equity investees	-	(1,036,772)
Total deferred tax liabilities-non-current	$-	$(1,036,772)

Net deferred tax assets-non-current	$991,496	$414,399

As of June 30, 2012, the Company had net operating losses of approximately $2,803,916 which can be carried forward to offset future net profit for income tax purposes. The net operating loss will expire in 2017 if not utilized.

The Company operates mainly through the PRC subsidiaries and the valuation allowance is considered on an individual entity basis. Where a valuation allowance was not recorded, the Company expects to generate sufficient taxable income in the future.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to a foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. At June 30, 2011 and 2012, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately RMB 862,112,364 (equivalent to $133,214,717) and RMB 1,186,002,455 (equivalent to $187,513,234) are intended to be reinvested, and accordingly, no deferred taxes have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre-January 1, 2008 retained earnings will not be subject to withholding taxes.

In accordance with ASC 740, the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities.

Determining income tax provisions involves judgment on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for the years ended June 30, 2010, 2011 and 2012.